Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		47 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Operating Expenses
Consulting fees	$ 105,000		$ 309,000	$ 20,000	$ 120,500	$ 60,000	$ 489,500
General and administrative	18,773	19,049	56,376	21,286	35,534	892	93,463
Management fees		5,000		20,000	20,000	21,500	43,727
Professional fees	19,834	9,556	40,623	35,556	41,056	51,000	145,229
Transfer agent fees	569	890	670	2,508	3,469	6,504	18,608
Total Operating Expenses	144,176	34,495	406,669	99,350	220,559	139,896	790,527
Loss Before Other Income (Expenses)	(144,176)	(34,495)	(406,669)	(99,350)	(220,559)	(139,896)	(790,527)
Other Expenses (Income)
Accretion expense	2,805	1,342	8,306	1,342	4,131		12,437
Loss (gain) on settlement of debt		(240,268)		(240,268)	(24,552)		(24,552)
Impairment of intangible assets					92,538		92,538
Interest expense	12,246	7,604	34,654	14,642	26,504	5,198	66,356
Total Other Expenses (Income)	15,051	(231,322)	42,960	(224,284)	98,621	5,198	146,779
Net Income (Loss) for the Period	$ (159,227)	$ 196,827	$ (449,629)	$ 124,934	$ (319,180)	$ (145,094)	$ (937,306)
Net Income (Loss) Per Share, Basic and Diluted (in Dollars per share)					$ 0.00	$ 0.00
Weighted Average Shares Outstanding (in Shares)	347,380,000	442,790,000	347,380,000	505,348,205	466,054,356	521,965,476